Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001 per share
Amount Registered | shares	5,715,568
Maximum Aggregate Offering Price	$ 10,859,579.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,499.71
Offering Note

(1)	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the bid and asked price for a share of the registrant’s Class A Ordinary Common Stock as reported on OTC Markets on January 12, 2026.
(2)	Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(3)	Represents (i) the resale of (A) 4,895,585 shares of Class A Ordinary Common Stock; (B) 375,001 shares of Class A Ordinary Common Stock issuable upon conversion of convertible notes and (C) 214,982 Shares of Class A Ordinary Common Stock issuable upon exercise of certain private warrants and (ii 230,000 Shares of Class A Ordinary Common Stock underlying public warrants.